Consolidated Income Statement - ARS ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated Income Statement
Interest income	$ 1,766,381,830	$ 2,185,410,149	$ 3,316,401,526
Interest expenses	(947,126,579)	(1,168,170,898)	(2,364,754,548)
Net interest income	819,255,251	1,017,239,251	951,646,978
Net income from financial instruments measured at fair value through profit or loss	75,783,314	185,568,334	395,554,356
Result from derecognition of assets measured at amortized cost	5,063,724	107,953,651	48,289,750
Exchange rate differences on gold and foreign currency	(58,690,843)	12,197,355	16,617,592
Net Income From Financial instruments And Exchange Rate Differences	22,156,195	305,719,340	460,461,698
Net Financial Income	841,411,446	1,322,958,591	1,412,108,676
Service Fee Income	267,528,507	257,445,771	266,771,582
Service Fee Expense	(59,002,175)	(56,014,098)	(69,256,084)
Income from insurance activities	36,484,311	32,880,268	41,340,712
Net Service Fee Income	245,010,643	234,311,941	238,856,210
Subtotal	1,086,422,089	1,557,270,532	1,650,964,886
Results from exposure to changes in the purchasing power of money	(142,717,560)	(402,396,322)	(312,028,120)
Other operating income	64,915,253	51,558,266	67,860,053
Impairment losses on financial assets	(267,444,919)	(78,288,899)	(96,367,148)
Net operating income	741,174,863	1,128,143,577	1,310,429,671
Personnel expenses	(327,252,742)	(385,865,340)	(459,477,398)
Administration expenses	(221,807,455)	(229,325,163)	(241,887,603)
Depreciation and impairment of non-financial assets	(73,412,284)	(69,173,761)	(91,472,033)
Other operating expenses	(202,719,218)	(255,839,291)	(270,107,357)
(Loss) / Income before taxes	(84,016,836)	187,940,022	247,485,280
Income tax	46,346,613	(50,380,411)	(99,503,554)
Net (Loss) / Income for the year	(37,670,223)	137,559,611	147,981,726
Net (Loss) / Income for the year attributable to owners of the parent company	(37,571,322)	137,459,742	147,861,490
Net (Loss) / Income for the year attributable to non-controlling interests	(98,901)	99,869	120,236
NUMERATOR
Net (Loss) / Income for the year attributable to owners of the parent company	(37,571,322)	137,459,742	147,861,490
Net (Loss) / Income attributable to owners of the parent company adjusted by dilution	$ (37,571,322)	$ 137,459,742	$ 147,861,490
DENOMINATOR
Weighted average of outstanding ordinary shares	437,731	439,664	442,727
Weighted average of outstanding ordinary shares issued of the period adjusted by dilution effect	437,731	439,664	442,727
Basic (Loss) / Income (in pesos/share)	$ (85.83)	$ 312.65	$ 333.98
Diluted (Loss) / Income (in pesos/share)	$ (85.83)	$ 312.65	$ 333.98
Antidilutive shares excluded from the weighted average shares calculation (in share)	4,262